BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
BORROWINGS AND OTHER FINANCING ARRANGEMENTS

9. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Borrowings from banks and other third parties

The Company’s borrowings from banks and other third parties consist of the following:

	At December 31,
	2021	2022
Long-term borrowings, current portion	—	1,007,886
Long-term borrowings	61,510	22,518,272
Total borrowings from bank and other third parties	$61,510	$23,526,158

As of December 31, 2022, the long-term borrowings of $23,526,158 were jointly guaranteed by the Company and its subsidiaries.

i) Long-term borrowings

In January 2021, the Company’s United Kingdom (“UK”) subsidiary obtained a long-term loan by a lender in the UK totally £45,563 ($61,510). The long-term loan has a maturity date of July 2026 with an annual interest rate of 2.5%. The proceeds from this loan were used for general working capital purposes. The long-term borrowing was interest free for twelve months. As of December 31, 2022, the balance of this long-term borrowings was $42,166.

In January 2022, Project Branston subsidiary entered into a lease loan contract with Aviva Investor Infrastructure Income No.4 Ltd. The loan bears interest at 4% above the base rate time to time from Lloyds Bank Plc on the bank and will mature on April 2060. As a result of the acquisition of Branston (Note 3), the Company took over the loan. As of December 31, 2022, the long-term borrowings were $23,388,190, including current of $1,007,886 and non-current of $22,380,304.

As of December 31, 2022, future minimum payments required under the lease loan contract are:

USD
Years ended December 31,
2023	$2,191,432
2024	1,183,546
2025	1,183,546
2026	1,183,546
2027	1,183,546
2028 and later	38,245,351
Total minimum lease loan payments	45,170,967
Less: Amount representing interest	(21,782,777)
Present value of net minimum lease loan payments	$23,388,190

In September 2022, the Company’s RPZE 1 subsidiary entered into a shareholder loan contract with a minority shareholder of a subsidiary of the Company, RPZE 1, of $602,985. The loan bears interest at 2% per annum and will mature on December 2025. As of December 31, 2022, the balance of the shareholder loan was $95,802.

b) Financing associated with failed sale-lease back transactions

In 2019, certain subsidiaries of the Company (the “seller-lessee”) sold self-built solar projects (“leased assets”) with carrying amount of $4,008,534 to different domestic financial leasing companies (the “buyer-lessors”) for cash consideration of $2,793,810, and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights to the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, the seller-lessee is required to make lease payments to the buyer-lessors over the lease period and is entitled to obtain ownership of the equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and built up by the seller-lessee with expected useful life of 25 years and are continuingly maintained by the seller-lessee. The seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, the seller-lessee will keep using the assets and has no plans to sell or for early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the property, plant and equipment (“PPE”) and continue to be depreciated.

During the years ended December 31, 2020, 2021 and 2022, the Company paid for amount included in the financing lease associated with failed sales-lease back transactions were $6,841,913, $13,987,049 and $16,581,698, respectively. As of December 31, 2021 and 2022, the Company recorded $20,383,449 and $11,702,161 under failed sales leaseback liabilities as non-current portion and $6,712,423 and $5,655,990 as the current portion, which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 7.15%, 7.02% and 6.67% and interest costs incurred during the years ended December 31, 2020, 2021 and 2022 were $3,296,613, $2,758,095 and $1,826,299, respectively. These failed sales-leaseback financings were collateralized by the underlying assets of the solar projects.

c) Finance lease

The Company leased module, inverter and other materials from different financial leasing companies in China. Pursuant to the terms of the contracts, the Company is required to make lease payments to the finance lease companies and is entitled to obtain the ownership of this machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights for the future power generation income of the leased assets. The lease is classified as finance lease. As of December 31, 2021, the carrying amount is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. As of December 31, 2022, the carrying amount is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. The payable related to these contracts as of December 31, 2021 and 2022 was $14,187,759 and $7,597,631, respectively.

As of December 31, 2022, future minimum payments required under the finance lease are:

USD
Years ended December 31,
2023	$4,520,059
2024	1,188,020
2025	1,087,426
2026	846,110
2027	829,884
2028 and later	—
Total minimum lease payments	8,471,499
Less: Amount representing interest	(873,868)
Present value of net minimum lease payments	7,597,631
Current portion	4,337,287
Non-current portion	$3,260,344

As of December 31, 2022, future minimum payments required under the failed sale-lease back are:

USD
Years ended December 31,
2023	$5,983,227
2024	5,212,979
2025	5,237,385
2026	3,113,914
2027	867,248
2028 and later	49,131
Total minimum lease payments	20,463,884
Less: Amount representing interest	(3,105,733)
Present value of net minimum lease payments	17,358,151
Current portion	5,655,990
Non-current portion	$11,702,161

	At December 31,
	2021	2022
Current portion of finance lease	$4,654,284	$4,337,287
Current portion of failed sale and lease back	6,712,423	5,655,990
Total current portion of failed sale-lease back and finance lease	11,366,707	9,993,277

Non-current portion for finance lease	9,533,475	3,260,344
Non-current portion for failed sale and lease back	20,383,449	11,702,161
Total non-current portion of failed sale-lease back and finance lease	$29,916,924	$14,962,505

d) Interest expense

Interest expense incurred for the years ended December 31, 2020, 2021 and 2022 was $6,464,266, $5,272,202 and $3,522,389 of which $258,190, $118,408 and $355,488 has been capitalized in the carrying value of PPE and project assets, respectively.